Schedule of future minimum lease payments under non-cancellable operating lease (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
2026	$ 9,454	$ 12,156
2027	1,288	1,656
2028	429	552
Total future minimum lease payments	11,171	14,364
Less imputed interest	(242)	(311)
Present value of operating lease liabilities	10,929	14,053	$ 210,707
Less: current portion	(9,271)	(11,921)	(57,965)
Long-term portion	1,658	2,132	152,742
Long-term portion	$ 1,658	$ 2,132	$ 152,742